Cover	Jan. 18, 2022
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jan. 18, 2022
Entity Registrant Name	SONDER HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39907
Entity Tax Identification Number	85-2097088
Entity Address, Address Line One	101 15th Street
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	617
Local Phone Number	300–0956
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001819395
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Sonder Holdings Inc.’s (the “Company”) Current Report on Form 8-K (the “Original Report”) originally filed by the Company with the U.S. Securities and Exchange Commission on January 24, 2022, is being filed solely for the purpose of amending the historical financial statements provided under Items 9.01(a) and 9.01(b) in the Original Report to include the audited consolidated financial statements of Sonder Holdings Inc. (“Legacy Sonder”) as of December 31, 2021 and 2020 and the related Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy Sonder for the year ended December 31, 2021. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report. Capitalized terms used but not defined herein have the meanings assigned to them in the Original Report.
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SOND
Security Exchange Name	NASDAQ
Preferred Stock Warrants
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	SONDW
Security Exchange Name	NASDAQ